Stock option Activity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Compensation Related Costs, Share Based Payments:
Following assumptions were used to value the plan and non-plan options issued

The following assumptions were used to value the plan and non-plan options issued using the Black-Scholes valuation model:

Year endedDecember 31, 2013
Stock price over the period	$0.50 –$ 0.65
Risk free interest rate	1.41% to 2.71%
Expected life of options	5 to 10 years
Expected volatility	127.99% to 150.0%
Expected dividend rate	0%

Following assumptions were used to value the plan and non-plan options issued .

The following assumptions were used to value the plan and non-plan options issued during the year using the Black-Scholes valuation model:

	Year endedDecember 31, 2013	Year endedDecember 31, 2012
Stock price over the period	$0.50 0.65	$-
Risk free interest rate	1.41% to 2.71%	-
Expected life of options	5 to 10 years	-
Expected volatility	127.99% to 150.0%	-
Expected dividend rate	0%	-

Schedule of options outstanding and exercisable

The options outstanding and exercisable at June 30, 2014 are as follows:

	Options Outstanding			Options Exercisable
ExercisePrice	NumberOutstanding	WeightedAverageRemainingContractualLife	WeightedAverageExercisePrice	NumberExercisable	WeightedAverageExercisePrice	WeightedAverageRemainingContractualLife
$25.00	2,500	3.85 years	$25.00	2,500	$25.00	3.85 years
$13.50	5,480	4.96 years	$13.50	5,480	$13,50	4.96 years
$12.50	2,000	6.29 years	$12.50	2,000	$12.50	6.29 years
$8.50	30,500	7.01 years	$8.50	30,500	$8.50	7.01 years
$5.00	14,800	7.30 years	$5.00	13,600	$5.00	7.30 years
$0.25	11,000,000	3.68 years	$0.25	6,416,673	$0.25	3.68 years
$0.65	55,386	7.09 years	$0.65	55,386	$0.65	7.09 years
$0.63	57,144	4.00 years	$0.63	57,144	$0.63	4.00 years
$0.51	285,150	5.79 years	$0.51	285,150	$0.51	5.79 years

	11,452,960	3.77 years	$0.30	6,868,433	$0.30	3.77 years

Schedule of options outstanding and exercisable.

The options outstanding and exercisable at December 31, 2013 are as follows:

	Options Outstanding			Options Exercisable
Exercise Price	NumberOutstanding	WeightedAverageRemainingContractualLife	WeightedAverageExercise Price	NumberExercisable	WeightedAverageExercise Price	WeightedAverageRemainingContractual Life

$25.00	2,500	4.35 years	$25.00	2,500	$25.00	4.35 years
$13.50	5,480	5.46 years	$13.50	5,480	$13,50	5.46 years
$12.50	2,000	6.78 years	$12.50	2,000	$12.50	6.78 years
$8.50	30,500	7.50 years	$8.50	27,084	$8.50	7.75 years
$5.00	14,800	7.79 years	$5.00	11,500	$5.00	7.79 years
$0.25	11,000,000	4.18 years	$0.25	5,041,675	$0.25	4.18 years
$0.65	55,386	9.18 years	$0.65	55,386	$0.65	9.18 years
$0.63	57,144	4.50 years	$0.63	57,144	0.63	4.50 years
$0.51	285,150	4.62 years	$0.51	142,577	0.51	4.62 years

	11,452,960	4.23 years	$0.30	5,345,346	$0.32	4.25 years

Stock options outstanding

A summary of all of our option activity during the period January 1, 2013 to June 30, 2014 is as follows:

	Shares	Exerciseprice pershare	Weightedaverageexerciseprice
Outstanding January 1, 2013	55,280	$5.00 to 25.00	$8.49
Granted – plan options	397,680	0.51 to 0.65	0.54
Granted – non plan options	11,000,000	0.25	0.25
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2013	11,452,960	$0.25 to 25.00	$0.30
Granted – plan options	-	-	-
Granted – non plan options	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2014	11,452,960	$0.25 to 25,00	0.30

Stock options outstanding.

During the year ended December 31, 2013, awards granted under the Plan were incentive stock options. A summary of all of our option activity during the period January 1, 2013 to December 31, 2013 is as follows:

	Shares	Exercise price per share	Weighted average exerciseprice

Balance at January 1, 2012	55,280	$5.00 to 25.00	8.49
Granted	-		-
Exercised	-		-
Outstanding January 1, 2013	55,280	$5.00 to 25.00	$8.49
Granted plan options	397,680	0.51 to 0.65	0.54
Granted non plan options	11,000,000	0.25	0.25
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2013	11,452,960	$0.25 to 25.00	$0.30

Schedule of warrants outstanding and exercisable

The warrants outstanding and exercisable at June 30, 2014 are as follows:

	Warrants Outstanding			Warrants Exercisable
ExercisePrice	NumberOutstanding	WeightedAverageRemainingContractualLife	WeightedAverageExercisePrice	NumberExercisable	WeightedAverageExercisePrice	WeightedAverageRemainingContractualLife
$0.30	375,000	4.34 years	$0.30	375,000	$0.30	4.34 years
$0.25	2,277,167	4.99 years	$0.25	2,277,167	$0.25	4.99 years
	2,652,167			2,652,167